Merger and Reverse Recapitalization - Schedule of Common Stock Issued Following Consummation of Merger (Parenthetical) (Details)	Jul. 14, 2021 shares
Business Acquisition [Line Items]
Common stock, Shares outstanding	5,220,000
Contingently forfeitable shares	2,610,000
Convertible Legacy Markforged Shares	151,005,831
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, Shares outstanding	15,081,333
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, Shares outstanding	5,375,000